Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”)

German American Capital Corporation

Deutsche Bank Securities Inc.

Bank of Montreal

BMO Capital Markets Corp.

(collectively, the “Specified Parties”)

Re:	MCR 2024-HTL Mortgage Trust (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 30 January 2024. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

30 January 2024

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Issuing Entity’s assets will consist primarily of certain promissory notes evidencing a two-year, componentized, floating-rate interest-only mortgage loan, subject to three successive 12-month extension options (the “Mortgage Loan”),
b.	The Mortgage Loan is secured by, among other things, a cross-collateralized and cross-defaulted first priority mortgage on the borrowers’ fee simple interests in 16 properties with 18 hotel operating leases (including two dual branded properties), in nine select service, seven extended stay and two full-service hotels located across 11 states (each, a “Mortgaged Property” and collectively, the “Mortgaged Properties”) and
c.	The Mortgage Loan has a related floating-rate, interest-only mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Mortgaged Property, is hereinafter referred to as the “Total Debt associated with each Mortgaged Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mortgaged Properties, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Mortgaged Property that is expected to be as of 15 February 2024 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

Attachment A Page 2 of 7

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mortgaged Properties, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Total Debt associated with each Mortgaged Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Pmt Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Pmt Date,
b.	Maturity Date and
c.	Fully Extended Maturity,

as shown on the Final Data File, we recalculated the:

i.	Original Term and
ii.	Original Term Extended

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Term and
c.	Original Term Extended,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term and
ii.	Remaining Term Extended

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 7

7.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during any applicable extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term,” as shown on the Final Data File, for the “IO Period” of the Mortgage Loan and Mezzanine Loan,
b.	Use the “1st Mortgage Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Mortgaged Property as of the Reference Date (the “1st Mortgage Cut-Off Date Balance”) and
ii.	Principal balance of the Mortgage Loan and each Mortgaged Property as of the “Maturity Date” of the Mortgage Loan (the “1st Mortgage Balloon Balance”) and
c.	Use the “Mezzanine Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan and each Mortgaged Property as of the Reference Date (the “Mezzanine Loan Cut-Off Date Balance”) and
ii.	Principal balance of the Mezzanine Loan and each Mortgaged Property as of the “Mezzanine Loan Maturity Date” of the Mezzanine Loan (the “Mezzanine Loan Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	1st Mortgage Original Balance,
b.	Mezzanine Loan Original Balance,
c.	1st Mortgage Cut-Off Date Balance,
d.	Mezzanine Loan Cut-Off Date Balance,
e.	1st Mortgage Balloon Balance and
f.	Mezzanine Loan Balloon Balance,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance,
ii.	Total Debt Cut-Off Date Balance and
iii.	Total Debt Balloon Balance

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Mortgaged Property. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	1st Mortgage Original Balance,
b.	Mezzanine Loan Original Balance,
c.	1st Mortgage Spread and
d.	Mezzanine Loan Spread,

as shown on the Final Data File, we recalculated the “Total Debt Spread” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 7

10.	Using the:
a.	1st Mortgage SOFR Floor,
b.	SOFR Rounding and
c.	Mezzanine SOFR Floor,

as shown on the Final Data File, and a SOFR assumption of 5.33700% provided by the Depositor, we recalculated the “Effective SOFR” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	1st Mortgage Spread,
b.	Mezzanine Loan Spread,
c.	Total Debt Spread,
d.	Effective SOFR and
e.	SOFR Cap,

as shown on the Final Data File, we recalculated the:

i.	1st Mortgage Interest Rate,
ii.	1st Mortgage Interest Rate @ SOFR Cap,
iii.	Mezzanine Loan Interest Rate,
iv.	Mezzanine Loan Interest Rate @ SOFR Cap,
v.	Total Debt Interest Rate and
vi.	Total Debt Interest Rate @ SOFR Cap

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	1st Mortgage Original Balance,
b.	1st Mortgage Interest Rate,
c.	1st Mortgage Interest Rate @ SOFR Cap and
d.	Rate Type,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	1st Mortgage Annual Debt Service at SOFR and
ii.	1st Mortgage Annual Debt Service at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Annual Debt Service at SOFR” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “1st Mortgage Original Balance,” as shown on the Final Data File,
b.	The “1st Mortgage Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 5 of 7

12. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Annual Debt Service at Cap” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “1st Mortgage Original Balance,” as shown on the Final Data File,
b.	The “1st Mortgage Interest Rate @ SOFR Cap,” as shown on the Final Data File, and
c.	365/360.

13.	Using the:
a.	Mezzanine Loan Original Balance,
b.	Mezzanine Loan Interest Rate,
c.	Mezzanine Loan Interest Rate @ SOFR Cap and
d.	Rate Type,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan Annual Debt Service and
ii.	Mezzanine Loan Annual Debt Service at Cap

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service” of the Mezzanine Loan as the product, rounded to two decimal places, of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service at Cap” of the Mezzanine Loan as the product, rounded to two decimal places, of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate @ SOFR Cap,” as shown on the Final Data File, and
c.	365/360.

14.	Using the:
a.	1st Mortgage Annual Debt Service at SOFR,
b.	Mezzanine Loan Annual Debt Service,
c.	1st Mortgage Annual Debt Service at Cap,
d.	Mezzanine Loan Annual Debt Service at Cap,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Annual Debt Service and
ii.	Total Debt Annual Debt Service at Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 7

15.	Using the:
a.	1st Mortgage Cut-Off Date Balance,
b.	1st Mortgage Balloon Balance,
c.	Collateral Units,
d.	UW NOI,
e.	UW NCF,
f.	As Portfolio Value and
g.	As Is Value,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	1st Mortgage Balance / Unit,
ii.	1st Mortgage As Portfolio Cut-Off Date LTV,
iii.	1st Mortgage As Portfolio Maturity Date LTV,
iv.	1st Mortgage UW NOI Debt Yield,
v.	1st Mortgage UW NCF Debt Yield and
vi.	As Is Appraised Value / Unit

of the Mortgage Loan and, with respect to vi. above, of each Mortgaged Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the characteristics listed in ii. through v. above to the nearest 1/10th of one percent.

16.	Using the:
a.	1st Mortgage Annual Debt Service at SOFR,
b.	1st Mortgage Annual Debt Service at Cap,
c.	UW NOI and
d.	UW NCF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	1st Mortgage UW NOI DSCR at SOFR,
ii.	1st Mortgage UW NCF DSCR at SOFR,
iii.	1st Mortgage UW NOI DSCR at Cap and
iv.	1st Mortgage UW NCF DSCR at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the characteristics listed in i. through iv. above to two decimal places.

Attachment A Page 7 of 7

17.	Using the:
a.	Total Debt Cut-Off Date Balance,
b.	Total Debt Balloon Balance,
c.	Total Debt Annual Debt Service,
d.	Total Debt Annual Debt Service at Cap,
e.	As Portfolio Value and
f.	UW NCF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Debt As Portfolio Cut-off Date LTV,
ii.	Total Debt As Portfolio Maturity Date LTV,
iii.	Total Debt UW NCF Debt Yield,
iv.	Total Debt UW NCF DSCR and
v.	Total Debt UW NCF DSCR at Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iii. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in iv. and v. above to two decimal places.

18.	Using the:
a.	Master & Primary Fee Rate,
b.	Cert Admin / Trustee Fee Rate,
c.	Operating Advisor Fee and
d.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Admin Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the “1st Mortgage Cut-Off Date Balance,” as shown on the Final Data File, we recalculated the “% of 1st Mortgage Loan” of the Mortgage Loan and each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the “Collateral Units,” as shown on the Final Data File, we recalculated the “% of Keys” of the Mortgage Loan and each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Allocated Loan Amount Schedule	24 January 2024

Mortgage Loan Promissory Notes (see Note 1)	26 January 2024

Mortgage Loan Agreement (see Note 1)	26 January 2024

Mezzanine Loan Promissory Note (see Note 1)	29 January 2024

Mezzanine Loan Agreement (see Note 1)	29 January 2024

Cash Management Agreement (see Note 1)	25 January 2024

Guaranty Agreement (see Note 1)	25 January 2024

PIP Guaranty Agreement (see Note 1)	25 January 2024

Mezzanine Loan Guaranty Agreement (see Note 1)	29 January 2024

PIP Guaranty	29 January 2024

Mezzanine PIP Guaranty	29 January 2024

Environmental Indemnity Agreement (see Note 1)	25 January 2024

Non-Consolidation Opinion (see Note 1)	29 January 2024

Mortgaged Property Source Documents

Source Document Title	Source Document Date

Portfolio Appraisal Report	12 January 2024

Appraisal Reports	12 January 2024

Engineering Reports	Various

Phase I Environmental Reports	Various

Seismic Report	22 November 2023

Exhibit 1 to Attachment A Page 2 of 2

Mortgaged Property Source Documents (continued)

Source Document Title	Source Document Date

Underwriter’s Summary Report	19 January 2024

Franchise Agreements	Various

Relicensing Franchise Agreements	Various

Management Agreements (see Note 1)	25 January 2024

Management Agreement Review (see Note 1)	25 January 2024

Assignment of Management Agreement (see Note 1)	26 January 2024

Pro Forma Title Policies	Not Dated

Operating Leases (see Note 1)	25 January 2024

Operating Lease Review (see Note 1)	25 January 2024

STR Reports	21 December 2023

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 6

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report or Phase I Environmental Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	Appraisal Report
Primary Type	Appraisal Report
Year Built	Appraisal Report
Latest Renovation	Underwriter’s Summary Report
Collateral Units	Underwriter’s Summary Report
Primary Unit of Measure	Underwriter’s Summary Report

Third Party Information:

Characteristic	Source Document(s)

As Portfolio Value	Portfolio Appraisal Report
As Is Value	Appraisal Report
As Is Value Date	Appraisal Report
Appraisal Firm	Appraisal Report and Portfolio Appraisal Report
FIRREA	Appraisal Report and Portfolio Appraisal Report
Date of Engineering Report	Engineering Report
Engineering Firm	Engineering Report
Located in Seismic Zone (Yes/No) (see Note 2)	Engineering Report
Date of Seismic Report (see Note 3)	Seismic Report
Seismic Firm (see Note 3)	Seismic Report
PML (%) (see Note 3)	Seismic Report
Date of Phase I Report	Phase I Environmental Report
Environmental Firm	Phase I Environmental Report
Phase II Recommended (Yes/No)	Phase I Environmental Report

Exhibit 2 to Attachment A Page 2 of 6

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)

UW Occupancy	Underwriter’s Summary Report
UW ADR	Underwriter’s Summary Report
UW RevPAR	Underwriter’s Summary Report
UW Revenues	Underwriter’s Summary Report
UW Expenses	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW Replacement Reserves	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report
TTM Date	Underwriter’s Summary Report
TTM NCF	Underwriter’s Summary Report
2022 NCF	Underwriter’s Summary Report
2021 NCF	Underwriter’s Summary Report
2020 NCF	Underwriter’s Summary Report
TTM Occupancy	Underwriter’s Summary Report
TTM ADR	Underwriter’s Summary Report
TTM RevPAR	Underwriter’s Summary Report
2022 Occupancy	Underwriter’s Summary Report
2022 ADR	Underwriter’s Summary Report
2022 RevPAR	Underwriter’s Summary Report
2021 Occupancy	Underwriter’s Summary Report
2021 ADR	Underwriter’s Summary Report
2021 RevPAR	Underwriter’s Summary Report
2020 Occupancy	Underwriter’s Summary Report
2020 ADR	Underwriter’s Summary Report
2020 RevPAR	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing Tax Escrow	Mortgage Loan Agreement
Ongoing Insurance Escrow	Mortgage Loan Agreement
Initial Replacement Reserve	Mortgage Loan Agreement
Ongoing Required Replacement/FFE Reserves	Mortgage Loan Agreement
Ongoing Other Reserve	Mortgage Loan Agreement
Ongoing Other Reserve Description	Mortgage Loan Agreement
Interest Goes to Borrower? RE Tax	Mortgage Loan Agreement
Interest Goes to Borrower? Insurance	Mortgage Loan Agreement
Interest Goes to Borrower? Replacement Reserves	Mortgage Loan Agreement
Interest Goes to Borrower? Other Escrows	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 3 of 6

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Originator	Mortgage Loan Agreement
1st Mortgage Original Balance	Allocated Loan Amount Schedule
SOFR Setting (see Note 11)	Mortgage Loan Agreement and Mezzanine Loan Agreement
SOFR Reset Frequency (see Note 11)	Mortgage Loan Agreement and Mezzanine Loan Agreement
SOFR Rounding (see Note 11)	Mortgage Loan Agreement and Mezzanine Loan Agreement
1st Mortgage SOFR Floor	Mortgage Loan Agreement
Borr. Legal Name	Mortgage Loan Agreement
Recourse Carve Out Guarantees (Yes/No)	Guaranty Agreement
Recourse Guarantee Warm Body (Yes/No)	Guaranty Agreement
Recourse Guarantor Name	Guaranty Agreement
Recourse Guarantor Ongoing Net Worth and Liquidity Covenants	Guaranty Agreement
Payment Day (see Note 11)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Begin (see Note 11)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual End (see Note 11)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Rate Type (see Note 11)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Loan Type (see Note 11)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Exit Fee (see Note 11)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Fee (see Note 11)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Prepay Description (see Note 5)	Mortgage Loan Agreement
Partial Prepay Permitted (Provisions) (see Note 5)	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Penalty Period (see Notes 5 and 6)	Mortgage Loan Agreement
Open Period (see Notes 5 and 6)	Mortgage Loan Agreement
Prepay Penalty Start Date (see Notes 5, 6 and 7)	Mortgage Loan Agreement
Prepay Penalty End Date (see Notes 5, 6 and 8)	Mortgage Loan Agreement
Grace Days Default	Mortgage Loan Agreement
Grace Days Late Fee	Mortgage Loan Agreement
Default Rate	Mortgage Loan Agreement
Late Fee	Mortgage Loan Agreement
SPE	Mortgage Loan Agreement
Ind. Director	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Lien Position	Pro Forma Title Policy
Fee Simple / Leasehold (see Note 12)	Pro Forma Title Policy
Directs Investment (Borrower or Lender)	Cash Management Agreement
LockBox Type (see Note 9)	Mortgage Loan Agreement
Cash Management (see Note 10)	Mortgage Loan Agreement
Excess Cash Trap Trigger	Mortgage Loan Agreement
Non Consol	Non-Consolidation Opinion
Name of Mezzanine Lender	Mezzanine Loan Agreement
Mezzanine Loan Original Balance	Mezzanine Loan Agreement
Mezzanine SOFR Floor	Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 5 of 6

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Located in Seismic Zone (Yes/No)” characteristic, the Depositor instructed us to use “Yes” only for the Mortgaged Properties located in seismic zones 3 or 4, as shown in the applicable Source Document(s). If the applicable Source Document(s) indicated the Mortgaged Property is located in seismic zones 1 or 2, the Depositor instructed us to use “No” for the “Located in Seismic Zone (Yes/No)” characteristic.

3.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to perform procedures only for any Mortgaged Property that contains a seismic report Source Document in the related loan file. For any Mortgaged Property on the Preliminary Data File that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “NAP” for the indicated characteristics.

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

5.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

6.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any freely prepayable portion(s) of the Mortgage Loan, as shown in the applicable Source Document(s).

7.	For the purpose of comparing the “Prepay Penalty Start Date” characteristic, the Depositor instructed us to use the first “Payment Day” which occurs during the spread maintenance period of the prepayment string, as shown in the applicable Source Document(s).

8.	For the purpose of comparing the “Prepay Penalty End Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Day” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

9.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct tenants or credit card companies to pay rents directly to a lockbox account controlled by the lender(s).

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

10.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

11.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s).

12.	For any Mortgaged Property listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgaged Property	Characteristic	Provided Value

Hampton Inn Santa Fe	Fee Simple / Leasehold	Fee Simple

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 2

Provided Characteristics

Characteristic

Loan No.
Loan Flag
Prop Flag
Loan Name
Property Name
Loan Seller
Properties per Loan
Secondary Type
Date of Phase II Report
Material Recognized Environmental Concern (Y/N)
Borrower Sponsor
First Pmt Date
1st. IO Date
Maturity Date
Fully Extended Maturity
Lockout Period
Lockout Exp Date
Extension Option
Aggregate Extension Options
1st Amortization Date
Cap Coupon Check
Master & Primary Fee Rate
Cert Admin / Trustee Fee Rate
Operating Advisor Fee
CREFC Fee
Initial Tax Reserve
Initial Insurance Reserve
Initial Environmental Reserve
Initial Deferred Maintenance Reserve
Initial TI/LC Reserve
Initial Debt Service Reserve
Initial Other Reserve
Initial Other Reserve Description
Ongoing Required TI/LC
Interest Goes to Borrower? TI/LC
Interest Goes to Borrower? Immediate Repairs
Interest Goes to Borrower? Free Rent
Ground Lease
Ground Lease Exp.
Annual Ground Lease Payment

Exhibit 3 to Attachment A Page 2 of 2

Characteristic

Mezzanine Loan Spread
Mezzanine Loan Maturity Date
1st Mortgage Spread
SOFR Cap
SOFR Cap Expiration
Note Date
Loan Purpose

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.